PROMISSORY NOTES (Details Narrative) - USD ($)		1 Months Ended
	Mar. 03, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2020	Sep. 30, 2017	Dec. 31, 2016
Interest rate							8.00%
Business acquisition short term promissory note						$ 130,000
Subsequent Event [Member]
Interest rate	10.00%
Adjusted EBITDA target for vesting of promissory note				$ 1,300,000
Description of vesting promissory note		Fiscal Year 2019 - If Adjusted EBITDA for the fiscal year ending December 31, 2019, exceeds the Adjusted EBITDA Target, then a portion of the principal amount of the Vesting Note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2019 through the Maturity Date.	Fiscal Year 2018 - If Adjusted EBITDA for the fiscal year ending December 31, 2018, exceeds the Adjusted EBITDA Target, then a portion of the principal amount of the Vesting Note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2018 through the Maturity Date.	Fiscal Year 2017 If Adjusted EBITDA for the fiscal year ending December 31, 2017, exceeds an Adjusted EBITDA target of $1,300,000 (the Adjusted EBITDA Target), then a portion of the principal amount of the Vesting Note that is equal to sixty percent (60%) of such excess shall vest. Interest shall be payable on such vested portion of principal from January 1, 2017 through the Maturity Date.
Subsequent Event [Member] | Promissory Note [Member]
Interest rate					8.00%
1847 Neese Corporation [Member] | Neese Acquisition [Member]
Business acquisition vesting promissory note						1,875,000
Business acquisition short term promissory note						$ 1,025,000
1847 Neese Corporation [Member] | Neese Acquisition [Member] | Subsequent Event [Member]
Description for prepayment of the promissory note and accrued interest	The unpaid principal, and all accrued, but unpaid, interest thereon shall be prepaid if at any time, and from time to time, the cash on hand of 1847 Neese and Neese exceeds $250,000 and, then, the prepayment shall be equal to the amount of cash in excess of $200,000 until the unpaid principal and accrued, but unpaid, interest thereon is fully prepaid. The short-term promissory note contains the same events of default as the vesting promissory note.
Cash balance to prepay outstanding promissory note and accrued interest	$ 250,000
Prepayment of short term debt in excess of cash balance, amount	$ 200,000